Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2013	Feb. 28, 2014	Jun. 30, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	Andalay Solar, Inc.
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		145,593,791
Entity Public Float			$ 1,500,000
Amendment Flag	true
Amendment Description	Form S-1/A (Amendment No. 1) The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.
Entity Central Index Key	0001347452
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY